Share-based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Reconciliation of Outstanding Share Options
The number and weighted-average exercise prices of Share Options under the GHI 2018 Plan and GHI 2015 Plan and as replaced by the 2021 GHL Plan were as follows:

		Weighted average	Weighted-average
	Number of Share	exercise price per	remaining contractual
	Options #	GHI share #	life
GHI 2018 Plan and GHI 2015 Plan	’000	$	(in years)
As of January 1, 2019	89,944	0.61	8.23
Granted	41,220	1.87
Exercised	(8,612)	0.55
Canceled and forfeited	(7,340)	0.68

As of December 31, 2019	115,212	1.06	8.21
Granted	11,736	1.85
Exercised	(7,308)	0.59
Canceled and forfeited	(5,397)	0.99

As of December 31, 2020	114,243	1.17	7.54
Granted	2,848	1.29
Exercised	(62,220)	0.81
Canceled and forfeited	(1,564)	1.04
Effect of replacement of GHI 2018 Plan and GHI 2015 Plan with 2021 GHL Plan as a part of Reverse Recapitalization	(53,307)	1.97

As of December 31, 2021	—	—	—

Exercisable
As of December 31, 2019	38,507	0.53

As of December 31, 2020	57,634	0.80

#	T he number and exercise price of share options have been retrospectively restated to reflect the exchange ratio to receive 1.3032888 GHL Ordinary Shares for each GHI Share.

		Weighted average	Weighted-average
	Number of Share	exercise price per	remaining contractual
	Options	GHI share	life
2021 GHL Plan	’000	$	(in years)
Reverse Recapitalization replacement issuance	53,307	1.97	7.41
Exercised	(188)	0.81
Canceled and forfeited	(23)	1.73

As of December 31, 2021	53,096	1.98	7.81

Exercisable
As of December 31, 2021	18,010	1.76

Summary of Reconciliation of Outstanding RSUs
The number of unvested RSUs granted under the GHI 2018 Plan and GHI 2015 Plan and as replaced by the 2021 GHL Plan were as follows:

Number of unvested restricted share units #
GHI 2018 Plan and GHI 2015 Plan	’000
As of January 1, 2019	25,804
Granted	30,285
Vested	(10,293)
Canceled and forfeited	(9,494)

As of December 31, 2019	36,302
Granted	19,850
Vested	(10,114)
Canceled and forfeited	(9,492)

As of December 31, 2020	36,546
Granted	47,895
Vested	(11,783)
Canceled and forfeited	(6,201)
Effect of replacement of GHI 2018 Plan and GHI 2015 Plan with 2021 GHL Plan as a part of Reverse Recapitalization	(66,457)

As of December 31, 2021	—

#	T he number of RSUs have been retrospectively restated to reflect the exchange ratio to receive 1.3032888 GHL Ordinary Shares for each GHI Share.
As at December 31, 2020 and 2019, certain RSUs were vested but have not been registered as ordinary shares. During 2021,
9,630,000
RSUs were granted to employees with both time-based service and performance conditions. The performance conditions have been satisfied upon the listing of the Group on NASDAQ.

Number of unvested restricted share units
2021 GHL Plan	’000

Reverse Recapitalization replacement issuance	66,457
Vested	(330)
Canceled and forfeited	(1,481)

As of December 31, 2021	64,646

Summary of Share-based Payment Expenses
The following table summarizes total share-based payment expense by function for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	2021	2020	2019
(in $ millions)	$	$	$
Cost of revenue	42	10	4
Sales and marketing	11	2	1
Research and development	89	14	12
General and administrative	215	28	17

Total	357	54	34

Summary of Measurement of Fair Values - Share Options
The fair value of the Share Options has been measured using the Black-Scholes option-pricing model based on the value of ordinary shares. A summary of the measurement of the fair values and inputs at grant date is as follow:

	2021	2020	2019
Fair value at grant date (weighted average) #	$8.95	$2.46	$1.13
Share price at grant date (weighted average) #	$9.97	$3.59	$2.08
Exercise price at grant date (weighted average) #	$1.29	$1.85	$1.87
Expected volatility (weighted average)	61.57%	56.46%	52.70%
Expected terms (years) (weighted average)	6.2	6.0	6.2
Expected dividend (weighted average)	0%	0%	0%
Risk-free interest rate (weighted average)	1.24%	0.40%	1.80%

#
The fair value and exercise price of share options and the fair value of the share price at grant date have been retrospectively restated to reflect the exchange ratio to receive
1.3032888
GHL Ordinary Shares for each GHI Share.

Summary of Measurement of Fair Values - RSUs
For 2021, a majority of the RSUs granted were measured at $10 which is the price per ordinary share that was the basis of the merger with the SPAC (see Note 1) as part of the Reverse
Recapitalization
(see Note 28). The weighted average fair value of RSUs granted during 2021 was $9.88. No GHL RSUs were granted after the date of consummation of Reverse
Recapitalization
.
For 2020 and 2019, the fair value of the RSUs has been measured using a hybrid method incorporating both the Probability-Weighted Expected Return Model (“PWERM”) and the Option Pricing Model (“OPM”). A summary of the measurement of the fair values and inputs at grant date were as follow:

	2020	2019
Fair value at grant date (weighted average) #	$1.96	$2.04
Expected volatility	49.6% to 66.3%	46.6% to 49.6%
Risk-free interest rate	0.13% to 1.6%	1.6% to 2.49%
Expected dividend (weighted average)	0%	0%
Discount for lack of marketability	20%	20% to 27.5%

#	The fair value at grant date has been retrospectively restated to reflect the exchange ratio to receive 1.3032888 GHL Ordinary Shares for each GHI Share.